Accounts Receivable and Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable and Inventory [Abstract]
Components of inventories
The components of inventory follow:

	2012	2011
Raw materials	$919	$706
Work-in-process	424	272
Finished goods	1,129	867
Inventory at FIFO	2,472	1,845
Excess of FIFO over LIFO cost	(133)	(144)
Total inventory	$2,339	$1,701